INTEREST EXPENSE, NET (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on long-term debt	10.8	33.1	34.5
Other	0.8	2.5	2.9
Interest Expense	11.6	35.6	37.4
Interest income	0	(0.1)	0
Interest expense, net	11.6	35.5	37.4
Predecessor [Member]
Interest on long-term debt				59.6
Other				0.8
Interest Expense				60.4
Interest income				(0.1)
Interest expense, net				60.3	73.2	71.9